Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

9. Leases

As described above in Note 3 – Recently Adopted Accounting Pronouncements, the Company adopted Topic 842 as of January 1, 2019. Prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 840.

The Company leases office space and office equipment which are classified as an operating lease and finance lease, respectively. The office space lease is subject to additional variable charges for common area maintenance and other variable costs. As of December 31, 2019, the weighted-average remaining term of the Company’s operating and finance leases was 0.2 years and 4.5 years, respectively.

Right-of-use assets and lease liabilities are recognized at the lease commencement date based on the present value of future minimum lease payments over the lease term. The discount rate used to determine the present value of the lease payments is the rate implicit in the lease unless that rate cannot be readily determined, in which case, the Company utilizes its incremental borrowing rate in determining the present value of the future minimum lease payments. The incremental borrowing rate is equal to the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. On January 1, 2019, the Company recognized an initial right-of-use asset and lease liability of $619 thousand and $707 thousand, respectively, related to the Company’s office space. As of December 31, 2019, the weighted-average discount rate of the Company’s operating and finance lease were 12.0% and 10.0%, respectively.

The Company’s office space includes an option to extend the lease for one five-year term. This option was not included in the determination of the right-of-use asset or corresponding lease liability as the Company did not consider it reasonably certain that it would exercise such option.

The Company does not record leases with an initial term of 12 months or less on the balance sheet. Expense for these short-term leases is recognized on a straight-line basis over the lease term. The Company has elected the practical expedient to combine lease and nonlease components into a single component for all classes of underlying assets.

The Company’s lease assets and lease liabilities were as follows (in thousands):

	Balance Sheet Classification	December 31, 2019
Assets
Operating lease	Right-of-use asset	$95
Finance leases	Property and equipment, net	37

Total lease assets		$132

Liabilities
Current
Operating lease liability	Current portion of lease liability	$108
Finance lease liabilities	Accrued liabilities	6

Total current liabilities		114
Noncurrent
Operating lease liability	Noncurrent portion of lease liability	—
Finance lease liabilities	Other liabilities	31

Total noncurrent liabilities		31

Total lease liabilities		$145

The components of lease expense were as follows (in thousands):

	Statement of Operations Classification
Operating lease cost:
	Cost of product revenue	$165
	Research and development	245
	General and administrative	160

Total operating lease cost		570

Finance lease cost:
Amortization of right-of-use assets	Property and equipment, net	25
Interest on lease liabilities	Interest expense	5

Total finance lease cost		30

Future minimum payments of lease liabilities were as follows (in thousands):

	Operating Lease	Finance Leases
2020	$108	$10
2021	—	10
2022	—	10
2023	—	10
2024	—	6

Total minimum lease payments	108	46
Less: imputed interest	—	(9)

Total future minimum lease payments	108	37
Less: current obligations under leases	(108)	(6)

Noncurrent lease obligations	$—	$31

Supplemental cash flow information related to leases were as follows (in thousands):

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating lease	$570
Operating cash flows from finance leases	5
Financing cash flows from finance leases	25
Right-of-use asset obtained in exchange for operating lease liability	619
Right-of-use asset obtained in exchange for new finance lease liability	$40